Share-Based Payments	6 Months Ended
Jun. 30, 2023
Share-Based Payment [Abstract]
SHARE-BASED PAYMENTS

13 SHARE-BASED PAYMENTS

At June 30, 2023, the employee share scheme reserve balance is USD 1,363,995 (at December 31, 2022:
USD 1,512,490).

The Group has implemented a long term incentive plan whereby the shares of Anghami have been converted into shares in Anghami Inc. the value of those share has dropped significantly due to the share price drop of Anghami Inc. resulting in a reversal of the provisions taken in previous years amounting to USD 148,495 recognized in the condensed interim consolidated statement of comprehensive income as part of other income for the six-month period ended June 30, 2023 (USD 2,214,795 reversal of accruals no longer required netted off by USD 1,655,529 employees’ share-based compensation expense for the six-month period ended June 30, 2022).

Share options outstanding are the follows:

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	Shares options	Shares options

Opening balance as of January 1,	5,428	4,318
Issued during the period/year (i)	-	1,110
Ending shares option	5,428	5,428

(i)	Since the grant date is achieved only in the future on the “exit event” while the vesting period commences when awards are issued to employees, the disclosure considers “number of awards issued” in place of “number of awards granted”.

The options are fair valued using Monte Carlo simulation. The following assumptions are used in calculating the fair values of the options:

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
Expected weighted average volatility (%)	98%	80%